Segment Information and Sales to Significant Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of revenue by geographic area
Total revenue	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 3,246,903	$ 3,177,728	$ 2,984,223
North America (Mainly United States) [Member]
Summary of revenue by geographic area
Total revenue									2,266,110	2,333,096	2,261,925
Europe [Member]
Summary of revenue by geographic area
Total revenue									441,731	403,115	353,239
Rest of the world [Member]
Summary of revenue by geographic area
Total revenue									$ 539,062	$ 441,517	$ 369,059